Derivative Instruments - Impact on Balance Sheets, after Netting Adjustments (Details 1b) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Derivative receivables and payables
Derivative receivables balance	$ 77,383	$ 80,481
Derivative payables	63,668	69,219
Trading assets
Derivative receivables and payables
Derivative receivables balance	77,383	80,481
Trading liabilities
Derivative receivables and payables
Derivative payables	63,668	69,219
Interest rate contract
Derivative receivables and payables
Derivative receivables balance	32,911	32,555
Derivative payables	17,306	20,387
Credit derivatives
Derivative receivables and payables
Derivative receivables balance	6,198	7,725
Derivative payables	4,878	5,138
Foreign exchange
Derivative receivables and payables
Derivative receivables balance	19,898	25,858
Derivative payables	19,015	25,015
Equity
Derivative receivables and payables
Derivative receivables balance	7,084	4,204
Derivative payables	11,430	10,450
Commodity
Derivative receivables and payables
Derivative receivables balance	11,292	10,139
Derivative payables	$ 11,039	$ 8,229